Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 35.1%	Principal Amount	Value
Aerospace & defense - 1.9%
Raytheon Technologies Corp., 4.13%, 11/16/28	$ 8,580,000	$9,953,760
The Boeing Co.,
2.30%, 08/01/21	2,910,000	2,910,000
2.80%, 03/01/27	725,000	756,536
3.60%, 05/01/34	6,415,000	6,864,719
5.04%, 05/01/27	690,000	797,570
Agriculture - 1.0%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	11,824,208
Airlines - 3.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,991,440	2,162,971
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,555,790	1,671,460
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	5,050,000	5,126,313
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	14,046,679	14,131,885
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,737,407	3,030,422
Southwest Airlines Co.,
5.13%, 06/15/27	2,635,000	3,116,331
5.25%, 05/04/25	3,070,000	3,504,789
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	646,110	683,183
Series 2015-1, Class AA, 3.45%, 06/01/29	432,195	454,356
Series 2016-2, Class AA, 2.88%, 04/07/30	2,705,744	2,788,153
Series 2018-1, Class AA, 3.50%, 09/01/31	649,344	679,663
Series 2019-1, Class AA, 4.15%, 02/25/33	3,408,242	3,700,180
Auto manufacturers - 8.1%
American Honda Finance Corp., 0.88%, 07/07/23	7,385,000	7,458,053
Ford Motor Credit Co. LLC,
3.10%, 05/04/23	4,045,000	4,125,900
3.37%, 11/17/23	20,670,000	21,419,287
3.38%, 11/13/25	2,570,000	2,683,064
4.27%, 01/09/27	2,570,000	2,768,404
5.58%, 03/18/24	5,055,000	5,508,939
General Motors Financial Co., Inc.,
2.90%, 02/26/25	2,525,000	2,679,863
4.00%, 01/15/25	4,680,000	5,116,376
4.30%, 07/13/25	2,675,000	2,968,549
4.35%, 04/09/25	3,790,000	4,199,409
4.35%, 01/17/27	4,125,000	4,672,363
5.10%, 01/17/24	10,165,000	11,184,200
5.25%, 03/01/26	2,800,000	3,246,023
Hyundai Capital America,
144A, 0.80%, 01/08/24	10,280,000	10,238,177
144A, 1.25%, 09/18/23	870,000	877,669
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,739,076
Banks - 7.0%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	13,023,669
Citigroup, Inc.,
(3 Month LIBOR USD + 0.95%), 1.08%, 07/24/23	1,415,000	1,425,384
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,785,000	9,180,980
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	8,360,000	9,822,795
JPMorgan Chase & Co.,
(Fixed until 09/16/23, then SOFR + 0.60%), 0.65%, 09/16/24	2,365,000	2,372,071
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	12,700,000	12,849,206
Mitsubishi UFJ Financial Group, Inc.,
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	3,185,000	3,199,051
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	5,565,000	5,598,268
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,565,000	5,628,911
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/12/23	1,970,000	1,984,862
Wells Fargo & Co. (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	12,715,000	15,155,695
Capital markets - 0.7%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	3,261,876
UBS Group AG, 144A, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 1.36%, 01/30/27	5,095,000	5,078,807
Consumer finance - 1.8%
Ally Financial, Inc.,
1.45%, 10/02/23	10,340,000	10,499,058
5.80%, 05/01/25	8,550,000	9,942,510
Diversified financial services - 0.2%
GE Capital International Funding Co., 4.42%, 11/15/35	1,580,000	1,938,615
Diversified telecommunication services - 0.3%
Verizon Communications, Inc.,
2.10%, 03/22/28	770,000	791,674
2.55%, 03/21/31	2,145,000	2,230,171
Electric - 1.8%
Appalachian Power Co., 2.70%, 04/01/31	6,345,000	6,704,058
Consolidated Edison Co. of New York, Inc.,
3.35%, 04/01/30	510,000	571,339
3.95%, 04/01/50	1,625,000	1,902,755
Entergy Louisiana LLC, 2.35%, 06/15/32	4,010,000	4,147,385
Exelon Generation Co. LLC, 3.25%, 06/01/25	3,340,000	3,614,545
PPL Electric Utilities Corp. (3 Month LIBOR USD + 0.25%), 0.40%, 09/28/23	2,480,000	2,480,475
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,580,000	1,801,049
Electric utilities - 1.8%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	2,091,269
Edison International, 4.95%, 04/15/25	750,000	833,086
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,895,000	8,882,790
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,913,508
3.70%, 08/01/25	4,155,000	4,546,300
Healthcare services - 0.4%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,535,740
Industrial conglomerates - 0.2%
General Electric Co., 4.25%, 05/01/40	1,725,000	2,058,683
Insurance - 0.3%
Protective Life Global Funding, 144A, 1.08%, 06/09/23	3,905,000	3,958,303
Media - 0.5%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	5,283,923
Multi-utilities - 1.4%
CenterPoint Energy, Inc.,
(SOFR + 0.65%), 0.68%, 05/13/24	2,665,000	2,668,242
2.50%, 09/01/24	2,225,000	2,330,883
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.65%, 09/15/23	3,715,000	3,717,065
3.38%, 04/01/30	6,250,000	6,932,333
Oil, gas & consumable fuels - 1.2%
Kinder Morgan, Inc., 4.30%, 06/01/25	1,390,000	1,546,778
Marathon Petroleum Corp.,
3.80%, 04/01/28	1,815,000	2,037,896
4.70%, 05/01/25	2,760,000	3,109,156
Suncor Energy, Inc., 3.10%, 05/15/25	2,120,000	2,272,386
TransCanada PipeLines Ltd., 4.10%, 04/15/30	3,920,000	4,540,289
Telecommunications - 0.5%
T-Mobile USA, Inc., 3.50%, 04/15/25	5,125,000	5,565,648
Tobacco - 1.7%
Altria Group, Inc., 4.80%, 02/14/29	7,705,000	9,016,061
Reynolds American, Inc., 4.45%, 06/12/25	9,721,000	10,804,447
Transportation - 0.7%
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	7,980,762	7,995,683
Total corporate bonds (cost $377,240,165)		401,887,529

MORTGAGE AND ASSET-BACKED SECURITIES - 18.4%
Asset-backed securities - 6.9%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.41%, 10/15/25	6,360,000	6,391,000
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	7,100,000	7,195,485
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	13,770,000	14,229,523
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.44%, 03/16/26	1,735,000	1,744,604
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.45%, 04/15/25	5,010,000	5,030,052
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.42%, 08/15/25	5,610,000	5,637,349
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	12,830,000	12,865,620
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	17,285,000	17,393,894
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	8,540,000	8,574,784
Commercial mortgage-backed securities - 4.5%
BANK, Series 2021-BNK35, Class A2, VR, 1.87%, 06/17/64	6,280,000	6,469,627
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,020,035	1,068,620
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	3,429,756	3,471,271
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	757,550	783,297
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	4,372,706
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,176,543
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,829,713	1,880,966
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3, 3.51%, 05/17/45	4,166,449	4,232,166
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	3,195,737	3,237,310
Series 2019-MFP, Class A, 144A, (1 Month LIBOR USD + 0.96%), 1.05%, 07/15/36	3,945,000	3,944,999
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	888,017
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	5,571,729	5,772,313
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	1,395,368	1,408,645
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,831,700	4,960,921
Series 2013-C15, Class ASB, 3.72%, 08/17/46	1,508,932	1,556,691
Series 2014-C22, Class A5, 3.75%, 09/17/57	5,155,000	5,595,881
Federal agency mortgage-backed obligations - 7.0%
Fannie Mae Pool,
Series 4126, Class MA, 2.00%, 09/01/30	19,140,441	19,875,770
Series 4148, Class MA, 2.00%, 10/01/30	1,636,573	1,699,446
Series 4279, Class MA, 2.00%, 03/01/36	1,861,919	1,933,450
Series 5796, Class AN, 3.03%, 06/01/27	4,089,607	4,403,111
Series 387770, 3.63%, 07/01/28	4,760,000	5,265,295
TBA, 2.00%, 08/15/51	34,465,000	35,152,953
Freddie Mac Pool,
Series 5034, Class RD, 2.00%, 09/01/30	7,054,303	7,325,312
Series 5039, Class RD, 2.00%, 10/01/30	4,066,103	4,222,313
Total mortgage and asset-backed securities (cost $208,140,905)		210,759,934

FOREIGN GOVERNMENT BONDS - 8.4%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/23	44,588,500	88,512,507
Malaysia Government Bond, 3.62%, 11/30/21	25,590,000	6,099,832
Mexico Government International Bond, 4.00%, 10/02/23	1,545,000	1,669,743
Total foreign government bonds (cost $94,265,051)		96,282,082

U.S. TREASURIES - 27.3%
U.S. Treasury Notes,
0.75%, 04/30/26	13,360,000	13,415,319
0.75%, 05/31/26	40,640,000	40,779,700
1.13%, 09/30/21	95,250,000	95,414,709
1.13%, 02/15/31	17,605,000	17,450,956
1.25%, 10/31/21	146,085,000	146,512,899
Total U.S. Treasuries (cost $312,435,703)		313,573,583
Total investment portfolio (cost $992,081,824) - 89.2%		1,022,503,128
Other assets in excess of liabilities - 10.8%		123,736,560
Total net assets - 100.0%		$1,146,239,688

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral.  To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly.  Rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments listed above are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - SHORT
(UNAUDITED) | 07.31.2021

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2021	(Depreciation)
10-Year U.S. Treasury Note	09/21/21	(3,800)	$ (501,412,780)	$ (510,921,875)	$ (9,509,095)
Ultra U.S. Treasury Bond	09/21/21	(399)	(76,204,374)	(79,612,969)	(3,408,595)
Total futures contracts					$ (12,917,690)

There is $2,270,000 of variation margin due from the Fund to the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2021

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$ 92,920,000	$ 2,362,072	$ 1,914,749	$ 447,323
Total swap contracts							$ 92,920,000	$ 2,362,072	$ 1,914,749	$ 447,323

There is $55,255 of variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2021
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	464,710,000	U.S. Dollar	90,366,553	08/03/21	J.P. Morgan	$ (1,184,348)
U.S. Dollar	85,902,633	Brazilian Real	464,710,000	08/03/21	J.P. Morgan	(3,279,572)
U.S. Dollar	89,187,218	Brazilian Real	464,710,000	11/03/21	J.P. Morgan	1,176,183
Colombian Peso	66,423,240,000	U.S. Dollar	17,475,201	10/08/21	J.P. Morgan	(411,589)
Japanese Yen	6,264,500,000	U.S. Dollar	56,757,540	08/18/21	J.P. Morgan	353,660
South Korean Won	19,300,000,000	U.S. Dollar	17,396,791	08/03/21	J.P. Morgan	(619,247)
South Korean Won	19,300,000,000	U.S. Dollar	16,655,879	10/29/21	J.P. Morgan	101,052
U.S. Dollar	16,673,866	South Korean Won	19,300,000,000	08/03/21	J.P. Morgan	(103,678)
Mexican Peso	176,276,000	U.S. Dollar	8,565,611	08/23/21	J.P. Morgan	260,771
Total forward contracts						$ (3,706,768)

Forward Contracts are categorized as Level 2 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF SECURITIES SOLD SHORT
(UNAUDITED) | 07.31.2021

MORTGAGE AND ASSET-BACKED SECURITIES - (6.1)%	Principal Amount	Value
Federal agency mortgage-backed obligations - (6.1)%
Fannie Mae Pool, TBA, 2.00%, 08/15/51	$ (68,535,000)	$ (69,903,022)
Total mortgage backed securities (proceeds $69,623,268)		$ (69,903,022)

Percentages are stated as a percent of net assets.